Capital Management - Detailed Information About Capital Computation (Details) - USD ($) $ in Thousands		1 Months Ended
	Nov. 21, 2022	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Management [Abstract]
Equity			$ 2,353,084	$ 2,585,345
Loans and borrowings			828,024	540,682
Equity and borrowings			3,181,108	3,126,027
Less: cash and cash equivalents			(200,769)	(305,498)	$ (344,926)
Total			$ 2,980,339	$ 2,820,529
Disclosure of non-adjusting events after reporting period [line items]
Shelf prospectus distribution amount	$ 500,000
Proceeds from issuance of private placement	$ 100,000
Common shares issued during the period			2,281,402
Gross proceeds from issuing shares			$ 8,000
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued during the period		4,369,615
Gross proceeds from issuing shares		$ 16,900